CUSTOMER DEPOSITS - Deposits - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Customer Deposits [Line Items]
Checking accounts	$ 25,932,053	$ 59,225,849
Savings accounts	74,293,894	89,097,128
Other funds on demand	841,505	617,201
Total demand deposits	101,067,452	148,940,178
Balances on term deposits from customers	72,273,697	85,530,244
Total deposits from customers	173,341,149	234,470,422
Colombia, Pesos
Disclosure of Customer Deposits [Line Items]
Total deposits from customers	142,071,530	122,904,271
Foreign currency [member]
Disclosure of Customer Deposits [Line Items]
Total deposits from customers	$ 31,269,619	$ 111,566,151